Stoecklein Law Group, a Professional Corporation

Practice Limited to Federal Securities

Emerald Plaza	Telephone: (619) 704-1310
402 West Broadway	Facsimile: (619) 704-1325
Suite 690	email: djs@slgseclaw.com
San Diego, California 92101	web: www.slgseclaw.com

March 24, 2010

Mr. H. Christopher Owings
Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549

RE: Subprime Advantage Inc.
Your Letter of March 10, 2010
Form Registration Statement on Form S-1
File No. 333-164850

Dear Mr. Owings:

This correspondence is in response to your letter dated March 10, 2010 in reference to our filing of the Registration Statement on Form S-1 filed on February 11, 2010 on behalf of Subprime Advantage Inc., your file number 333-164850.

General

1.
Rule 419 of Regulation C, concerning offerings by blank check companies, defines a blank check company in section (a) (2) as a company issuing penny stock that is “a development stage company that has no specific business plan or purpose or has indicated that its business plan is to engage in a merger or acquisition with an unidentified company or companies, or other entity.” In this regard, in discussing the definition of discussing a blank check company in the adopting release, the Commission stated that it would “scrutinize… offerings for attempts to create the appearance that the registrant… has a specific plan, in an effort to avoid the application of Rule 419.” See Release No. 33-6932. Your disclosure indicates that you are a development stage company that was formed “to engage in the business of providing information for homeowners and commercial property owner searching for mortgage relief as well as investors looking to capitalize on the current real estate market.” However, we note that you have a limited operating history, no customers, no revenues, a net operating loss of 16,363, and it appears that you have not yet implemented any aspect of your business model. To date, it seems as if you have taken few substantive steps in furtherance of a business plan.

In this regard, it appears that your proposed business may be commensurate in scope with the uncertainty ordinarily associated with a blank check company. Therefore, please tell us, with a view to disclose in your filing, why Rule 419 of Regulation C does not apply to you. Alternatively, please revise your disclosure throughout your registration statement to comply with Rule 419.

Response:  Even though we are clearly in the development stages of our business, we are not a blank check company.  We have not indicated, nor are we pursing a merger or acquisition by or of Subprime Advantage, Inc.  Furthermore we have revised and further defined our business plan as to how revenues will be generated.   We have taken the following steps to continue to move forward and help generate revenues as quickly as possible.

a.
 We have contacted a information technology consultant to help with the design and implementation of our the software needed to run www.subprimeadvantage.com.  They are very experienced within the field of website development and deployment.  We are currently negotiating a monthly retainer for design and consultation services.

b.
We have established a PayPal account.  PayPal will be the method by which we receive money through our classified listings as well as advertisers.  We are currently updating the initial/currently posted site to have a “checkout” section where clients will pay their listing fees, which will be directly deposited into our PayPal account.

c.
We have signed up with Google’s AdSense program.  AdSense allows us to generate revenue by posting Google unobtrusive advertisements, which are targeted to our professional field/type of business.  The placement of these advertisements allows us to monetize our content and generate revenues which currently would be unavailable until we could employ a fulltime marketing department.

2.
In connection with your review of your filing, we reviewed your website located at http://subprimeadvantage.com/default.aspx. On that website, you have included links to certain financial and realty companies as well as two current news items. However, it does not appear as if you have discussed any of those companies or the information in those news items in your registration statement. If material to your current business operations, please provide a discussion of the relationship of these companies to you and the information in the news item in your registration statement. Alternatively, please explain to us why you have included these links on your website.

Response:  We are continually updating and developing the Subprime Advantage Inc. website, which includes posting current news articles and releases pertaining to the subprime mortgage crisis. The companies with links on the website are companies that Subprime Advantage Inc. feels could be beneficial to our consumers, but there is no direct relationship, or contractual obligations between Subprime Advantage Inc. and these companies. We haven’t included these releases, news articles and links, because they are continually being updated and changed.

3.
Further, please consider revising the content of your website so that you archive properly the information on the website, as contemplated by Rule 433 (e)(2) under the Securities Act, or omit all improper disclosures from your website. See Section III.D.3.b.iii(E) of Release No. 33-8591 and Rule 433 (e) under the Securities Act.

Response:   We added an Investor Relations page with the following language directly from Rule 433(e)(2):

“The issuer has filed a registration statement (including a prospectus) with the SEC for the offering to which this communication relates. Before you invest, you should read the prospectus in that registration statement and other documents the issuer has filed with the SEC for more complete information about the issuer and this offering. You may get these documents for free by visiting EDGAR on the SEC Web site at www.sec.gov. Alternatively, the issuer, any underwriter or any dealer participating in the offering will arrange to send you the prospectus if you request by calling 1-619-704-1310. “

We also added a link to take people directly to the documents filed with the SEC.

4.
Please revise your document to discuss your business without relying on the use of jargon. We note, for example, descriptions and phrases, especially in your Prospectus Summary, Description of Business sections, such as “internet information Marketplace,” “comprehensive consumer information website,” “classified marketplace,””consumer information facility,” scalable user interface,”“multiple revenue streams,” and “industry standard architectures.”

Response:  We have revised our disclosure to describe the business using less jargon and more standard, understandable terms.

Front Cover Page of the Registration Statement

5.
Please check or otherwise mark the box on this page indication that the securities being registered on this Form are to be offered on a delayed on the continuous basis pursuant to Rule 415 under the Securities Act or tell us why it is not appropriate for you to do so.

Response:  Upon referral to Rule 415, we have marked the box appropriately.

Outside Front Cover Page of the Prospectus

6.
At the top of this page, you state that you are offering 500,000 shares. Please revise this disclosure to provide the title of the shares you are registering in this offering, which would appear to be shares of common stock. See Item 501(b)(2) of Regulation S-K.

Response:  We revised the top of this page to indicate that we are offering 500,000 shares of Common Stock. We also indicated that “Shares” refers to “shares of common stock.”

7.	Please clarify here and throughout your document, if true, that you are offering your shares of common stock for $0.10 per share for the duration of the offering, If not true, please advise.

Response:  We clarified in this section and throughout the document that we are offering the shares at $0.10 per share for the duration of the offering.

8.	We note that your auditor has expressed substantial doubt as to your ability to continue as a going concern. Please disclose this fact on the outside front cover of your prospectus.

Response:  We added the following paragraph to the Outside Front Cover Page of the Prospectus:

“Our auditors have included a paragraph in their report regarding substantial doubt about our ability to continue as a going concern.”

9.
We note your statement that no public market currently exists for your shares and that the offering price of your common stock may not reflect the market price of your shares after the offering. Also, please disclose that the securities being registered in this offering may be illiquid because they are not listed on any exchange or quoted on the OTC Bulletin Board and no market for these securities may develop. See Item 502(b)(4) of Regulation S-K.

Response: We added the following disclosure to the second paragraph on the Outside Front Cover Page of the Prospectus:

“The securities being registered in this offering may be illiquid since they are not listed on any exchange or quoted in the OTC Bulletin Board, and a market for these securities may not develop.”

10.
You state that you intend to deposit the funds you receive from this offering in a “general corporate account” rather than in an escrow account and, in your Plan of Distribution section, you state the this general corporate account will not be separated from your existing operations account. However, Rule 15c2-4(b) requires that the funds be deposited in a separate bank account. Please revise or advise.

Response:  15(c)(2) of the Act appears to apply to “any broker, dealer or municipal securities dealer participating in any distribution of securities…”

We deem the issuer to constitute “the persons entitles thereto” as opposed to being “any broker, dealer;” Therefore we do not believe 15(c)(2) is applicable to this registration.
However, in light of your comment, We have opened a separate non-interest bearing account (# 2223156866) for the purpose of holding the funds separate from the general corporate account.  We have added the following language to the Outside front cover of the Prospectus:

“All funds will be placed into a separate impound account-Subprime.”

Additionally we have revised the last risk factor to reflect this change

Prospectus Summary, page 1

11.
The summary should provide a brief overview of you and the key aspects of your offering in a balanced manner. In  this regard, please revise your Prospectus Summary section to address the following examples, but note that these are examples only and not an exhaustive list of the revisions you should make:

•
Please better clarify the current status of your business, rather than what you intend your business to do and receive, that you have suffered operating losses since inception, and that you have yet to implement your business model.

Response:  We have revised the language of page one of the Prospectus Summary page to reflect what we have done, not what we intend to do. It was revised as follows:

“Subprime Advantage is in the process of developing an internet destination and marketplace in the United States for investors and sellers of subprime disadvantaged real estate and real estate mortgages which have suffered substantially from the subprime meltdown of real estate values and for investors seeking information regarding real estate products and services, such as insurance, financing, legal assistance, and real estate associated industries. At this time we are in the process of implementing our marketing plan and designing the final website which we hope to have tested and launched in the final quarter of 2010.  Because we commenced operations in December of last year, we currently are merely in the process of establishing our website, and marketing plan. We have been in contact with design consultants to help us implement our ideas into a multifaceted internet based information source.  We believe that upon completion of our operating model, we will provide significant benefits to home owners and other industry participants by enabling them to advertise, interact and transact with a significant online consumer audience related to the disadvantaged real estate market, by providing a subprime advantage. We intend to provide significant benefits to investors by giving them the tools they need to effectively navigate a large database of quality information, in addition to a database of real estate properties and mortgage listings, thereby optimizing their ability to find the investor or investment of their choice in their chosen geographical area.”

•	Please remove from the summary and elsewhere in the forepart of your document all defined terms, including the last sentence in the first paragraph of this section.

Response:  We have removed the last sentence from the first paragraph on page 1.

•	Please move the first two sentences under the heading “Subprime Real Estate” on page two to another location in your document or tell us why it is not appropriate for you to do so.
Response: We have removed the first two sentences under the heading “Subprime Real Estate” on page one.

•	Please disclose that, after the offering, Molly Country will continue to own the majority of your registered shares, allowing her to control you.

Response:  We have added the following statement to the second paragraph under the heading “Subprime Real Estate”.

“Upon completion of the offering, she will beneficially own the majority of our outstanding common shares, and will retain the ability to control our management and the outcome of corporate actions requiring stockholder approval notwithstanding the overall opposition of our other stockholders.”

Risk Factors, page 5

12.
Your Risk Factors section should be a discussion of the known material factors that make your offering speculative or risky. You should place risk factors in context so your readers can understand the specific risk as it applies to you. See Item 503(c) of Regulation S-K and SEC Release No. 33-7497 Please address the following examples, but note that these examples only and not an exhaustive list of the revisions you should make:

•	Please revise your first risk factor into multiple risk factors so that you provide at least your going concern opinion and your stage of development as separate risk factors.

Response:  We divided the first risk factor into two sections to provide our going concern opinion and our stage of development as two separate risk factors.

•
In your first risk factor on page six, you state that Molly Country has no experience in running a public company. Based on the disclosure elsewhere in your document, it does not appear that Ms. Country has any experience running  any company, whether public or private, developing or maintaining a website, or participating  in the real estate industry. Please provide a separate risk factor discussing Ms. Country’s lack of experience in all aspects of the business you intend to create or tell us why it is not appropriate for you to do so.

Response:  Due to Ms, Country’s business management experience for over 20 years with Goodrich Excavation, a private company, we don’t feel it necessary to add as separate Risk Factor stating she has no business experience at all. Instead, we revised the first risk factor on page six to read the following:

“Ms. County has over 20 years experience managing Goodrich Excavation, a private company, but no experience running a public company. As a result of our reliance on Ms. Country, and her lack of experience in operating a public company, our investors are at risk in losing their entire investment. Ms. Country intends to hire personnel in the future, when sufficiently capitalized, who would have the experience required to manage our company, such management is not anticipated until the occurrence of future financing. Since this offering will not sufficiently capitalize our company, future offerings will be necessary to satisfy capital needs. Until such a future offering occurs, and until such management is in place, we are reliant upon Ms. Country to make the appropriate management decisions.”

•
In the sub caption of your second risk factor on page six, you state that Molly Country “may become involved with other businesses.” However, in the narrative portion of that risk factor, you state that Ms. Country “is involved in other businesses.” Please revise for consistency, in this risk factor and throughout your document as applicable, or advise.

Response:  We edited this risk factor, as well as throughout the document to reflect that she is indeed involved in other businesses.

•
Please revise the second risk factor on page six into multiple risk factors so that you provide at least the risk of Molly Country’s involvement with other businesses and the risk that Ms. Country will devote only a portion of her time to your operations.

Response:  We split the second risk factor on page six into two factors that discuss Ms. Country’s involvement in other businesses and that she devotes only a portion of her time to our operations.

•	Please remove the last paragraph of the third risk factor on page seven or tell us why it is not appropriate for you to do so.

Response: We removed the last paragraph of the third risk factor on page seven.

Available Information, page 9

13.	In the first paragraph of this section, and in the last paragraph on page 27, please state that upon effectiveness of this registration statement, you will be subject to our reporting requirements.

Response:  We added the following language to the first paragraph under Available Information as well as the last paragraph on page 27.

“Upon effectiveness of this registration statement we will be subject to the requirements of the Securities Exchange Act of 1934”

Use of Proceeds, page 10

14.	Please provide a brief description, in a footnote or otherwise, of the “information development” activities in which you plan to engage with the net proceeds from this offering.

Response:  We have added footnote 2 on page 11 to define and describe “information development” The footnote is as follows:

“Information Development.  We have allocated $11,000 for website design and construction, which includes not only construction but implementation and beta testing.”

Determination of Offering Price, page 11

15.	Please state, if true, that the offering price for the shares in this offering was arbitrarily determined.

Response:  The offering price for these shares was arbitrarily determined. We revised this section as follows:

“The offering price for the shares in this offering was arbitrarily determined. In determining the initial public offering price of the shares we considered several factors including the following:…”

16.
We note that, because there is no established public market for your shares, you have included a list of certain factors that you considered in determining the offering price as required by Item 505(a) of Regulation S-K. Please discuss each factor in greater detail by describing the aspects of each factor you considered and how these aspects contributed to your determination of the offering price. For example, please discuss how the prevailing market conditions, history, and prospects for your industry contributed to your determination to establish the offering price at $0.10 per share.

Response:  We have revised the factors listed under Determination of Offering Price on page 11 to include greater detail about how each factor contributed to our determination of the offering price of $0.10 per share.  It was revised as follows:

•	our start up status;
-	our new business structure and operations, lack of strong client base
•	prevailing market conditions, including the history and prospects for the industry in which we compete;
-	majority of other social networking sites are not yet publicly traded, and the current economic and market conditions tend to be harder on new businesses
•	our future prospects; and
-	sites that are based on a social networking capability had been popular, consumers tend to like information made readily available to them

•	our capital structure.
-	we are a start up business and our capital structure is in its early stages

17.
Also, please discuss whether the prices of your recent private placements in December 2009 to Molly Country and Stoecklein Law Group that you discuss in your Recent Sales of Unregistered Securities factored into your determination of the offering price.

Response:  We added the following paragraph discussing whether the prices were used in our determination of the offering price:

“The prices of the private placements in December 2009 to Molly Country and Stoecklein Law Group had no influence on our determination of the offering price of $0.10. Molly Country was issued Founders Shares and Stoecklein Law Group was given a share price based on legal costs owed.”

Dilution, page 12

18.
In the last row of the table at the bottom of page 12, you indicate that the average price per share for public shareholders is $0.04. As a footnote to that table, or in another appropriate manner, please clarify, if true, that this amount refers to the pro forma net tangible book value per share after the offering.

Response: We added footnote #2 stating “The average price per share of $0.04 refers to the Pro forma net tangible book value per share after offering.”

Plan of Distribution and Terms of the Offering, page 13

19.
On the outside front cover page of the prospectus, you state that, because the funds are being placed in a general corporate account rather than an escrow account, the funds will be subject to your creditors’ claims including the law firm that assisted you with the preparation of this document and issued your legality opinion, and these creditors could attempt to attach the offering funds before the offering closes. Please discuss the possibility in your Plan of Distribution and Terms of the Offering section, as well, and describe how you will allocate to each investor the funds you return if a creditor is successful in attaching a portion of those funds and your offering does not raise the required $50,000.

Response:  We have revised the language to reflect that the funds will be placed in a separate non-interest bearing impound account, as well as that we will allocate funds to each investor in the event a creditor is successful in attaching a portion of those funds.

“Funds received prior to reaching the 500,000 shares will be held in a non-interest bearing impound account and will not be used until the offering is completed. The corporate account is an account which is separate from our existing operations account. The account is managed and monitored by management of Subprime Advantage Inc., to handle the processing of all subscription funds. If we do not sell 500,000 shares within twelve months after commencement of this offering, the offering will terminate and all money paid for shares will be returned to the purchasers, without interest and without deduction within 24 hours of the termination of the offering if not fully subscribed within the twelve months.

If we were to be unsuccessful in achieving the offering, funds will be redistributed to all investors who have purchased the shares offered in this prospectus. In the event a creditor attaches any portion of theses funds, which constitute less that the full offering, we will allocate the funds which remain proportionate to the funds invested by each investor. We will use the following formula:   take the total amount raised (R) minus the amount attached by the creditor (C). The difference (X) is then divided by the original total amount raised to produce a product (Y) that is then multiplied by the individual investor’s original dollar amount investment (Z). That product is the amount returned to the investor.

R –C = X
X/R = Y
Y * (Z)= $”

20.	In this regard please discuss under what circumstances the law firm will attempt to attach the funds from the offering before the offering closes or tell us why it is not appropriate for you to do so.

Response:  Stoecklein Law Group has signed a waiver; waiving any rights and claims they may have to the funds should we not sell the 500,000 shares in this offering. We added the following sentence to reflect that:

“Stoecklein Law Group has signed a waiver, waiving their rights and claims to any funds should Subprime advantage fail to sell 500,000 shares within twelve months.”

Director, Executive Officers, Promoters and Control Persons, page 15

21.
You must disclose the business experience of your sole officer and director, Molly Country, during the past five years without gaps or ambiguities, including Ms. Country’s principal occupations and employment, the name and principal business of any corporation or other business association, and whether any of the business associations are your parent, subsidiary, or other affiliate. Please revise your disclosure to indicate clearly Ms. Country’s experience over the last five years, without gaps or ambiguities, including the applicable dates of the experiences. In this regard, because Ms. Country has been employed by you for less than five years, please explain the nature of the responsibility undertaken by her in prior positions to provide adequate disclosure of her previous business experiences, including information relating to her professional competence. See Item 401(e)(1) of Regulation S-K.

Response:  We revised this section to provide a clear explanation of Ms. Country’s past employment experience. It reads as follows:

“Molly Country Age 60, President, Secretary, Treasurer and Director; is the founder of Subprime Advantage from December 17, 2009 to present. Ms. Country attended San Diego State University and graduated with a BA in Philosophy.  In 1977, she received her Master in Science and Counseling from University of California San Diego. Over the last 20 years Ms. Country has been the Business Manager and Chief Operating Officer for Goodrich Excavation an company based in Lake Tahoe, CA.  Her duties include, but are not limited to, managing the operation budget, scheduling projects, and marketing. Her skills developed during her management experience at Goodrich Excavation led us to the conclusion that she would be capable to serve as our Director. For further clarification, Goodrich Excavation is not a parent, subsidiary or other affiliate of Subprime Advantage Inc.”

22.
Also, please briefly discuss Molly Country’s specific experience, qualifications, attributes, or skills that led you to the conclusion that she should serve as your director in light of your business and structure. See item 401 (e)(1) of Regulation S-K.

Response:  We added language to her business description that described her skills that led us to believe she could serve as our Director, as referenced above. “Her duties include, but are not limited to, managing the operation budget, scheduling projects, and marketing. Her skills developed during her management experience at Goodrich Excavation led us to the conclusion that she would be capable to serve as our Director.”

23.	Please remove the last two sentences of Molly Country’s business description or tell us why it is not appropriate for you to do so.

Response:  We removed the last two sentences of Molly Country’s business description and revised it as stated above.

Security Ownership of Certain Beneficial Owners and Management, page 15

24.	Please revise to identify the natural person, natural persons, or registered public company that have voting or investment control over the shares beneficially owned by Stoecklein Law Group.

Response:  We added footnote 1 under Security Ownership of Certain Beneficial Owners and Management on page 16, to read;

“Donald J. Stoecklein is the natural person that has voting and investment control over the shares beneficially owned by Stoecklein Law Group”

Interest of Named Experts and Counsel, page 17

25.
You state that the Stoecklein Law Group has issued an opinion that the shares being issued pursuant to this offering, “upon issuance, will have been duly authorized and validly issued, fully paid, and non-assessable.” This statement is a legal determination that should be made by counsel. Although it appears that you have attributed these statements to counsel, you have not included counsel’s consent to be named in this section. Please have counsel file a consent to be named in this section or remove this statement from this section of your document.

Response:  Stoecklein Law Group has issued a consent stating they consent to be named in the Interest of Named Experts and Counsel section of this document.

Description of Business, page 18

26.
In this section, and throughout your document, we note that you include many factual statements but you have not always indicated whether the source of this information is based upon the management’s belief, industry data, reports, articles, or any other source. If the statements are based upon the management’s belief, please indicate that and include an explanation for the basis of the belief. Alternatively, if the information is based upon reports or articles, please disclose the source or sources and provide these documents to us appropriately marked and dated.

For example, please provide us with the sources of the bases of your beliefs for the statements you make under the heading “Insufficiencies of Traditional Property Buying and Selling Methods” and “The Online Subprime Disadvantaged Property Opportunity” on page 20. As another example, please provide the basis for your belief on page 19 that your website, upon full implementation, will generate leads for sellers that will allow them to precisely target purchasers of property in a manner which is more efficient than traditional media. As a further example, please provide sources for your statements under the heading “Subprime Real Estate” on page two that the United States has gone through a subprime mortgage meltdown over the last two years and that, in recent times, bank repossessed homes have reached record numbers.

Response:  For the factual statements referred to in this section, as well as throughout the document, we have supplementally included various news reports, academic papers, and articles that refer to and discuss the “Subprime Meltdown”. The information contained in these items is the basis for management’s beliefs about Subprime Advantage Inc.’s business model and plan.

-
“Inefficiencies of Traditional Property Buying and Selling Methods ”: the beliefs and factual statements under this section are a result of the enclosed articles, news reports etc. The traditional method of property buying and selling methods have seen competition from the rising popularity of current online real estate websites.

-	“The Online Subprime Disadvantaged Property Opportunity”:
Our beliefs under this section are based on the various articles, news items etc. included, as well as the fact that other online real estate websites have been successful and profitable, but they have not focused on the subprime market.

-	“Website lead generation”: we have revised this paragraph as follows;
“We believe that our website, upon full implementation, will generate leads (potential investors requesting a phone number, directions, photographs or an e-mail address) for sellers that allow them to precisely target purchasers of property in a manner which is more effective than traditional media.  When lenders foreclose on a property, it becomes a very costly venture.  Not only is the lender losing money from unpaid loans, property maintenance and management, they are losing money in all of the time involved.  The goal of Subprime Advantage is to not only help out individual buyers and sellers, it is our goal to also assist lending institutions speed up the process by which they can turn inventoried properties.  By putting the institutions directly in touch with qualified buyers, and bypassing the traditional means of advertising and showing, lenders will have the possibility of moving properties much quicker.  Our website’s database will give lenders access to registered investors.   This will shorten the time needed to cultivate qualified leads and give lenders a tool in which to make the overall sales process more efficient and less time consuming.

-
Sources for “United States has gone through a subprime mortgage meltdown”:  as stated above, we have included copies of various news reports, articles and academic papers discussing and documenting the mortgage meltdown the United States has been experiencing. This is such an important, prevalent issue that the White House has formed a Financial Crisis Inquiry Commission to examine causes of the financial meltdown.

27.
 Please thoroughly revise this section to clarify and better describe the status of your current operations and your proposed business operations. To the extent that you discuss future services, please provide the status of development, indicate the specific timeframes for which you anticipate offering these services, discuss the proposed costs of providing these services, describe the proposed fees and other charges for your services, and disclose the bases of your conclusions.  Further, please discuss the actual operations of your business, focusing on the particular means by which you address the following examples, but note that these are examples only and not an exhaustive list of the revisions you should make:

• Please clarify the steps you have taken already, if any, to initiate your operations and the costs of these steps to you. In this regard, we note that you have registered your domain name and developed a preliminary website. Also, we note that you have formed the company, researched your competition, developed a business plan, researched software to assist you in your website development, and established listing criteria. Please describe in greater detail each of these steps you have taken and disclose the costs associated with these steps.

Response:  We have expanded on this section to include the specific steps taken under each criteria listed as follows:

“Subprime Advantage, Inc., commenced its business operations in December of 2009, and as a result of its recent commencement of business activities has limited start-up operations and generated no revenues. Our operations, to date, have been devoted primarily to startup and development activities, which include the following:

•	Formation of the company;
o	File the corporation with the State of Nevada;
o	Held organizational meeting;
o	Opened corporate bank account;
o	Acquired phone number;
o	Acquired office address;
•	Creation of our initial website, www.SubprimeAdvantage.com;
o	Registered domain;
o	Constructed temporary web page;
•	Research of our competition;
•	Development of our business plan
o	Assessment of home and mortgage crisis;
o	Researching government assisted programs;
o	Assessment of financial markets;
•	Research of software to assist us in our anticipated website development;
o	Discussing website ideas with design consultants;
o	Researching hosting requirements, as well as requirements for server space and bandwidth
o	Verifying purchase of pre-packaged database software over custom designed system; and
•	Establishment of listing criteria.”
• Please explain in greater detail the steps you intend to take to conduct your operations in the future, the timeframe necessary for completing each step, and the proposed costs of each step. Specifically, please clarify the particular steps and costs of developing and maintaining your proposed fully developed website and locating the appropriate real estate information necessary to include on your website to conduct your operations. In this regard, you state that, in order to generate revenue over the next 12 months, you must enhance your existing website, develop and implement and marketing plan, and develop and implement a comprehensive consumer information website. Please disclose the amount of amount of time you believe you will need for each of these steps and disclose the cost necessary to complete each step. Also, please describe in greater detail how you will complete each of these steps in the next 12 months. For example, please discuss how will find the real estate and other information necessary to include on your website so that you can establish a consumer and trade classified marketplace that will allow people to “research the most detailed real estate information including buying and selling tips, investing tips, legal blogs on subprime issues, updates on law and regulations, finance options, insurance and warranty programs, as well as [sic] analyzing upfront payment scams.”

Response:  We have revised this section to explain in greater detail the steps we intend to take, with timeframes, costs and steps taken as follows:

“Enhance our existing website – We believe that using the internet for subprime disadvantaged homeowners as a classified marketplace and consumer information facility will provide us a base for operating our company. We have registered the domain name www.SubprimeAdvantage.com, and have developed a preliminary website, where we expect to expand the site to be more comprehensive. We have begun construction on the preliminary aspects of our website, and intend to have a fully developed website during the final quarter of 2010. Since we are newly formed, we have not contracted with a particular web-designer, and all construction of the current site has been performed in-house.  Although we do have the capabilities to design in-house, the extensive nature of our planned website will require the use of outside consultants.  We are in contact with local designers at present.    We have not received a final quote as to the cost of our desired design, as at this time we are still in the process of making changes to our design concepts.  We expect to have a final layout and bid acceptance by the end of the second quarter.  During the third quarter of 2010, we should be able to complete the build and begin beta testing the functionality of our new website.  Our goal is to have a fully tested and fully functioning site posted by the end of the 2010.  In the interim, we are in the process of contacting parties who might want to take advantage of ground floor opportunities in both posting properties as well as advertising their services.  Additional funds brought in on this basis will help us sustain our monetary requirements, until either funding is complete or the improved website is launched.  Parties taking advantage of the ground floor advertising and sponsorship opportunities will receive priority placement and additional incentives for future advertising on the improved website.

During the time we are finishing our website design, we will continue to research the internet and other media sources such as CNN, CNBC, the Wall Street Journal, as well as current websites and blogs, to help develop our content.  Between the content spread throughout the internet and media sources such as Fox News, CNBC and CNN, print media such as the Wall Street Journal and Assisted Housing Alert magazine; informational content is readily available to be compiled and formatted for posting.  We will also continue to monitor current regulations of State statutes and federal assistance programs which might change or become readily available to sellers and investors of subprime mortgages and properties.  One of the goals of Subprime Advantage is not only to create new content, but to compile content from the public domain of information into one easily navigatable website.  There is a wealth of information available to both sellers and investors however at present is very time consuming to research items which are spread throughout the different forms of media.   If as much of this informational content was placed into a website correctly, and paired with contacts to industry professionals within the requesters area or zip code, much of the work which put into selling a subprime distressed or REO property could be simplified and benefit by both sellers and investors; saving time and money, by having the capability to research one site.”

• We note on the bottom of page 17 that you “intend to have a fully developed website during the second quarter of 2010.” In this regard,  you discuss the proposed capabilities of this website under the heading “Our Solution.” Also, you state at the bottom of page 18 that you intend “to have a website which will be a fully automated, topically arranged, intuitive, and easy-to-use service that supports a buying, selling, and investing experience in which sellers list subprime disadvantaged properties for sale and investors provide offers on the properties.” Further, you state under the “Technology” heading on page 25 that “to operate [y]our website, [you] will be required to have a callable user interface and transaction processing system that is designed around industry standard architectures and externally developed non-propriety software.” However, you state on the bottom of page 23 that you “currently do not have the required software to provide for the type of searches [you] anticipate,” even though you “have commenced the evaluation process.” Given that you have only commenced the evaluation process to acquire the necessary software to create and maintain your website, please discuss why you believe you will have a “fully developed” website during the second quarter of 2010. Additionally, please thoroughly revise your Description of Business section, including the disclosure under the heading “Our Solution,” to discuss in greater detail how you will acquire the necessary software to create and maintain your website, the manner in which you will create and maintain your website, whether your sole officer and director has the expertise necessary to create and maintain this website or whether you will need to hire another party, and the costs of acquiring the necessary software and developing your “fully developed” website.

Response:  In order to complete the projected website, we will contract with a web-designer who has the technology and capability to complete the site as we have described. We have revised  paragraph 1 under Enhance Our Existing Website to reflect as follows:

“We believe that using the internet for subprime disadvantaged homeowners as a classified marketplace and consumer information facility will provide us a base for operating our company. We have registered the domain name www.SubprimeAdvantage.com, and have developed a preliminary website, where we expect to expand the site to be more comprehensive. We have begun construction on the preliminary aspects of our website, and intend to have a fully developed website during the final quarter of 2010. Since we are newly formed, we have not contracted with a particular web-designer, and all construction of the current site has been performed in-house.  Although we do have the capabilities to design in-house, the extensive nature of our planned website will require the use of outside consultants.  We are in contact with local designers at the present.  We are hoping to finalize our negotiations by the end of the second quarter, which should allow us to meet our time table of having a new fully tested and operational site up by year’s end.”

We are in the process of determining which computer hardware, networking and enterprise software solutions will help us grow our business. However, as a precondition to such determination, as a result of the magnitude of the process, we are categorizing out strategies in light of current budget constraints. We are developing corporate strategies, competitive strategies and growth strategies.

Since we are at the infancy of our business decisions we are required to meet the goals in developing a software solution for our business. Current factors under review by us in building our business strategy include:

•	Context of website- the type of data being utilized and the purpose for which it is used
•	Storage of Data- Where the data resides
•	Data Flow- how the data enters and moves through the organization
•	Workflow- how work activities interact with the use of the data
•	Stewardship- people responsible for managing the data
•	Continuous Monitoring- processes for regularly validating the data

Our decision on the implementation of a software solution is highly critical to the implementation of our goals. Our ability to attain our strategic goals is, in part, determined by the level of quality of the data we collect, store, and manage on a daily basis.

Although our concept is not new, go to craigslist.com, Facebook.com, MySpace.com. Our application of older more established concepts, as enumerated above, will be channeled to a different strategy and application, when complete. Since our strategy plan will be a living work product, although we intended to have a working website by the end of 2010, we acknowledged that the website will be continually upgraded as a result of either the successful or unsuccessful application of our strategy and our implementation.

• We note in your Plan of Operation section that you have set three stages of goals, including the development of your business based on your initial funding of $6,000, based on your receipt of the net proceeds of this offering, and based on your receipt of additional equity or debt offerings in the approximate amount of $100,000 to $200,000. However, you do not discuss any aspect of additional equity or debt offerings in your Description of Business section and your Plan of Operation section are consistent in this and in all other areas. Also, please disclose whether you have any specific plans or timeframes for engaging in subsequent offerings.

Response:  We have revised this section to provide more detail on specific plans and timeframes as follows:

“As a result of our being a development stage company with minimal amounts of equity capital initially available, $6,000, we have set our goals in three stages: (1) goals based upon the availability of our initial funding of $6,000; (2) goals based upon our funding of $50,000; and (3) goals based upon or funding additional equity and or debt in the approximate sum of $100,000 to $200,000.

Stage I: Development of our business operations based upon our founders’ investment of $6,000.

•	To set up our corporate structure (file for incorporation) set up corporate governance. Accomplished through the incorporation in Nevada in December of 2009.
•
To retain counsel and an auditor to assist in preparation of documents providing for the raising of $50,000 to complete Stage II of our Plan of Operations. Accomplished in December of 2009. Total costs approximately $5,000. (Counsel to be paid from proceeds of offering in the sum of $10,000. Accountant paid $1,000 and auditor paid $2,000 from $6,000 equity purchase by Ms. Country).

Stage II: Development of our business operations based upon our receipt of the net funds from our offering of $40,700. We have not commenced the majority of milestones set forth in Stage II of our Plan of Operation as a result of our not having the funds from our offering. In the event we do not receive the funds from the offering, then we will be in a position to continue with the operations of Subprime Advantage, however no significant business will be accomplished until other equity or debt is raised, or in the unlikely event that our product lines as currently developed, generates sufficient revenues to incur additional inventory creation.  We hope to have Stage II completed by the end of the third quarter of 2010, as it would allow use funds which we have allocated in this offering to pay for the services required to develop our website, which if the time table of design is met, would be in the beta testing stage at this time.

Stage III: Development of our business operations is based upon our receipt of additional equity and/or debt in the approximate sum of $100,000 to $200,000. If, and when we raise the $100,000 in Stage III, we intend to pay our President a salary of $25,000 per year. There are no accruals for past salary, and the commencement date of such salary would not occur until such time as the additional funds (in addition to our present offering) are acquired. An additional $20,000 would be allocated toward salaries, and the balance of $55,000 would be utilized for legal, accounting, website developments and enhancements, information development and general office expenses. In the event an additional $100,000 were raised (in addition to the $40,700 in this offering, and $100,000 referenced above), we would allocate the 2nd $100,000 primarily to additional technology development, office space and additional staff. We anticipate that it will take us approximately six months after the funding referenced in this Stage III to expand our services, hire personnel, and obtain office space.  We anticipate beginning Stage III during the first or second quarters of 2011.  At this time our website and marketing plan should be fully operational, which would assist in the raising of additional capital.”

• Please discuss in greater detail the strategic initiatives you describe under the heading “Strategy,” including the timeframes for and costs of implementing these initiatives, and how these initiatives are consistent with the steps you plan to take in the next 12 months to generate revenues and the three stages of goals you discuss in your Plan of Operation section.

Response:  We have revised the strategic initiatives under the heading Strategy as follows:

“We anticipate offering products and services such as expanded advertising and promotional opportunities, forms of enhanced listings, seller website services.  We also plan to post referrals for home owner’s insurance, home inspection and legal services.  Our final design goal is to enhance and expand the selection criteria of client-driven search tools by allowing searches that include desired square footage, amenities, tax incentives, geographical locations, price range and property age to pinpoint even more effectively the property of the investor’s choice. At this time, we have begun to compile a list of advertising and promotional opportunities as well as design requests to allow for enhanced client listings. We currently do not have the required software to provide for the type of searches we anticipate; however we have commenced the evaluation process. Although most of the costs associated with referral listings are nominal, enhanced search capabilities requires an extensively designed architecture.  At this time we are still in the process of compiling the cost of implementation.”

• Under the heading “Employees,” you state that Molly Country is your only employee and that she only devotes part of her time to your operations. Please disclose the approximate amount of time Ms. Country devotes to your operations on a weekly basis.

Response:  We revised this section as follows:

“She currently devotes approximately 10-15 hours a week to Subprime Advantage.”

• On the top of page 27, you list the principal competitive factors that “are” attracting investors to your website. However, your website is not fully developed yet. Please revise or advise.

Response:  To reflect our belief that these items will attract customers, we revised this statement to read as follows:

“We believe that the principal competitive factors in attracting investors to our website will be:”

Plan of Operation, page 28

28.	Please revise this heading to read “Management’s Discussion and Analysis of Financial Condition and Results of Operations.”See Item 303 of Regulation S-K.

Response:  We revised this heading to read “Management’s Discussion and Analysis of Financial Condition and Results of Operations.”

29.
Please revise your plan of operation discussion to clearly indentify your proposed business and products. Your discussion should explain your plan in sufficient detail so that your prospective investors have an opportunity to view your business and your proposed plan of operation through the eyes of management. The discussion should include how you plan to earn revenues and how you expect to develop and market your services. Your plan of operation should specifically address the stage of development of your business and should include information about when you expect to have services available, when you expect your website to go into service fully developed, and when you expect to begin generating revenues. Your discussion should address the anticipated costs to develop and maintain your website along with your anticipated costs of locating the real estate and other information you need to include on your website. To the extent that your plans would be aborted or curtailed if you do not raise the $50,000 in this offering, please provide detailed disclosures regarding how you plan to proceed under that scenario.

Response:  We have revised the Plan of Operation section as follows:

Plan of Operation

Subprime Advantage is in the technology development stage on improving ways people connect with information related to real estate market conditions impacted by the increases in mortgage rates and decreases in property values. We are seeking to cause the development of software and a website search engine which will make our web site a top Internet destination, initially for specific real estate market conditions generally considered the “subprime meltdown.” Our strategy is to organize real estate information and make it universally accessible and useful. Our strategy envisions our serving three primary constituencies:

•
Users. Once complete, our website will provide users with products and services that enable people to more quickly and easily find, create and organize information on real estate that is more useful to them.

•
Advertisers. We plan to provide a methodology for advertisers which will enable them to deliver relevant ads targeted to search results or web content. This advertising methodology will provide advertisers with a cost-effective way to deliver ads to customers with specific needs which are initially tailored to problems in the real estate markets across the United States.

•
Websites. We are seeking to develop an aspect of our website which will allow advertisers to deliver advertising that is relevant to the search result for various real estate consultants, services and products on their Websites. We intend to share most of the fees these ads generate with the advertisers we are associated with, providing both them and us with a revenue stream.

How We Intend To Provide Value to Users, Advertisers and Websites.

•
Our Users – We are reviewing a protocol wherein our software will enable people to more quickly and easily find, create and organize information relative to our real estate topics. We have focused on the real estate subprime market area initially, as we place a premium on products that matter to many people and have the potential to improve their lives, ie the comfort of their homes.

Some of the key benefits we plan to offer to users will include:

o
Relevant and Useful Information. Our strategy is to develop technology that will sort through a vast and growing amount of information to deliver relevant and useful search results in response to inquiries.

o
Ease of Use. After reviewing numerous technology applications, we believe that the most useful and powerful search technology hides its technology from users and provides them with a simple, intuitive way to get the information they want.

•
Our Advertisers- As more people spend additional time and money online, advertisers are increasingly turning to the Internet to market their products and services to consumers. We are reviewing various online Internet companies with advertising as a source of revenue, such as Google, Facebook, Myspace, and others.

How We Plan To Generate Revenue
First and foremost sellers of distressed, short-sale or foreclosed properties will be able to list their home on a bi-weekly basis for a minimal fee.  We intend for there to be option at which, the subscriber will be able to upgrade their listing with enhanced options for additional fees.  Realtors who specialize in REO properties will have the capability to have a basic listing for a nominal monthly fee.  For additional fees, enhanced listing services will also be available to realtors.

Our Strategy is to derive most of our revenues from fees we receive from our advertisers. We plan to recognize as revenue the fees charged advertisers each time a user clicks on on of the text-based ads that will appear next to the search results on our website.

What Factors Do We Believe Will Influence The Success Of Our Advertising Programs

•	Our minimum fee per click – Undetermined at this time
•	The total number of advertisers
•	The rate at which people click on advertisements
•	The relevance, objectivity and quality of our search results

Timing of Revenue Generation
Our ability to generate revenue is a function of the speed by which we can develop, license, or acquire software capable of running our systems. We are at the infancy stage of developing or implementing systems capable of effectuating our strategy. We are currently in negotiations with a software system consultant who is assisting with proper design and deployment.Aside from discussions with software designers, software sales, and consultants, we have reviewed the capabilities of products such as Googles – Google Network, AdWords, and AdSence. We do not anticipate generating any significant revenue for approximately two years.

Availability Of Our Web Services
Considering that we have recently commenced operations (the Company was founded in December of 2009), our Website development has recently commenced construction. Although the Website was on line by the end of the first quarter of 2010, we intend for the Website to be reasonably functional by the fourth quarter of 2010. Depending on the software implementation utilized in generating advertising revenues, the Website could generate revenue by year end.

Costs Of Implementation Of Our Web Services
Although our web services can be implemented based upon the funds allocated in this offering (approximately $11,000), for advertising revenue to be generated as a result of the web services, we will require either the use of online self service programs such as that available at minimal costs from Google, such as Google AdWord, or Google AdSense, or software which is scalable from other uses, or alternatively, the more costly route of specifically designed programs specific to our use.

Impact Of Insufficient Capital On Our Business Strategy
Our business strategy is premised upon certain capital requirements, initially the $11,000 of proceeds as set forth in this offering, along with the capital to cover certain legal and accounting costs. Our inability to fund this offering will significantly delay our ability to pursue our strategy, and will most likely delay our progress significantly. However; we do anticipate that we would continue with the strategy, although at a much slower pace.”

Liquidity and Capital Resources

30.
In this section, please discuss your plans to satisfy your liquidity over at least the next 12 months under at least the scenarios in which you raise $50,000 in the offering and in which you fail to raise $50,000 in the offering. In this regard, under the heading “Satisfaction of our cash obligation for the next twelve months,” you state that if you do not receive any additional funds, including the funds from this offering you could continue in business for the next 12 months, but you would not be in a position to launch your developed website or provide any significant advertisements for your customers. If you do not receive any additional funds, please disclose the operations in which you would engage as to continue in business for the next 12 months and the manner in which you would finance these operations.

Response:  We revised this section to discuss the scenarios in which we raise $50,000 and in which we fail as follows:

“We have accomplished the goal of developing our business plan; however, we are in the early stages of setting up an operational company capable of providing a source of information available to the general public. We do not have sufficient cash to enable us to develop this interactive website, which is an integral part of our operations. We have prepared this offering to provide the basic minimum amount of funds to provide sufficient cash for the next twelve months. If we are unsuccessful in generating the cash set forth in this offering, we will be forced into curtailing the expenditures required to complete the website development, until such time as we are able to either raise the cash required privately or launch another offering. This would result in the delay of launching our improved website, or at minimal, delay in launching the complete website. We are discussing the possibility of launching a simpler site which could be expanded upon as we receive future funding.  This strategy would give us a larger presence on the internet, while not requiring a complete exhaustion of our funds.  Our officer and director, Ms. Country has agreed to continue her part time work without pay, until such time as there are either sufficient funds from operations, or alternatively, that funds are available through private placements or another offering in the future. We have not allocated any pay for Ms. Country out of the funds being raised in this offering. If we were to not receive any additional funds, including the funds from this offering, we could continue in business for the next twelve months, as expenses operating expenses at this point are nominal. However, as stated above, we would not be able to fully implement our improved website which could  negatively impact the receipt of any significant revenues.”

31.
Please expand your disclosure to include a discussion of your operating and financing cash flows as reflected in your statement of cash flows. In particular, please discuss your $1,363 charge to accounts payable.

Response:  We revised this disclosure to include the description of the $1,363.00 accounts payable charge as follows:

“Currently our Accounts Payable reflects an outstanding balance of $1,363.  This balance is reflective of two transactions which are owed to Stoecklein Law Group, both in part to our business and operations development for incorporation fees with the State of Nevada, as well as fees due for the setup of an account with United Parcel Service (UPS).”

Certain Relationships and Related Party Transactions, page 37

32.	Please disclose whether the terms of your stock transaction with Ms. Country were comparable to terms you could have obtained in an arms-length transaction with an unaffiliated third party.

Response:  We have revised the paragraph under Certain Relationships and Related Third Party Transactions on Page 37 as follows:

“During December of 2009, Ms. Country received 600,000 shares of common stock, at a price of $0.01 per share as the founder of Subprime Advantage, Inc. In December 2009, Subprime Advantage had no value, assets or liabilities. Without her investment, the stock was worth no more than what she paid. We don’t believe Ms. Country could have negotiated a better price as any value was premised upon her efforts in pursuing the proposed business plan.”

Executive Compensation

Summary Compensation, page 38

33.	Please explain the $1,000 non-accountable expense allowance you refer to in this section.

Response:  We have revised this section to explain the $1,000 non-accountable expense as follows:

“Ms. Country, our Principal Executive Officer (PEO) has not received any compensation, including plan or non-plan compensation, nor has our PEO earned any compensation as of the date of this Prospectus other than $1,000 as a non-accountable expense allowance.  The $1,000 was used to setup up small miscellaneous items for business operations, which include but are not limited to incidental office supplies and filing fees.”

Part II- Information Not Required in Prospectus

Recent Sales of Unregistered Securities

34.	Please explain why you valued the shares you issued to Ms. Country in December 2009 at $0.01 per share and the valued shares you issued to Stoecklein Law Group Firm in December at $0.26 per share.

Response: We have revised this section to state why we valued each share at the state price as follows:

“In December of 2009, we issued 600,000 shares of our $0.001 par value common stock at a price of $0.01 per share (total valuation of $6,000) to the founder of the Company. These shares were valued at this price because they were Founder Shares. The offering and sale of the shares of common stock will not be registered under the Securities Act of 1933 because the offering and sale was made in reliance on the exemption provided by Section 4(2) of the Securities Act of 1933 there under for transactions by an issuer not involving a public offering (with the recipient representing his intentions to acquire the securities for his own accounts and not with a view to the distribution thereof and acknowledging that the securities will be issued in a transaction not registered under the Securities Act of 1933).

In December of 2009, we issued 58,000 shares of our common stock for legal services rendered to the Company at a value of $0.26 per share. These shares were negotiated in an arms-length transaction between proposed counsel and the company. The value of these share were based upon the fair value of legal services rendered per agreement. The offering and sale of the shares of common stock will not be registered under the Securities Act of 1933 because the offering and sale was made in reliance on the exemption provided by Section 4(2) of the Securities Act of 1933 there under for transactions by an issuer not involving a public offering (with the recipients representing their intentions to acquire the securities for their own accounts and not with a view to the distribution thereof and acknowledging that the securities will be issued in a transaction not registered under the Securities Act of 1933).”

Undertakings

35.
Please revise Section A (1)(ii) of your undertakings to state that you will reflect in the prospectus any facts or events “arising after the effective date of registration statement (or the most recent post-effective amendment thereof)… See Item 512(a)(1)(ii) of Regulation S-K.

Response:  We have revised this section as follows:

“(ii) Reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or together, represent a fundamental change in the information in the registration statement; and notwithstanding the forgoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) if, in the aggregate, the changes in the volume and price represent no more than a 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement.

36.
 Please note that due, in part, to the language of the Securities Act Rule 430C(d), the undertakings included in Item 512(a)(6) of Regulation S-K should be included in the filings for initial public offerings. Please revise your filing to include that undertaking.

Response: We have revised this section to include the language from item 512(a)(6) as follows:

(4) “That in a primary offering of securities of the undersigned registrant pursuant to this registration statement, regardless of the underwriting methods used to sell the securities to the purchaser, is the securities are offered or sold to such purchaser and will be considered to offer or sell securities to such purchaser:

a.	Any preliminary prospectus or prospectus of the undersigned registrant relating to the offering required to be filed pursuant to Rule 424 (230.424 of this chapter);
b.	Any free writing prospectus relating to the offering prepared by or on behalf of the undersigned registrant or used or referred to by the undersigned registrant;
c.
The portion of any other free writing prospectus relating to the offering containing material information about the undersigned registrant or its securities provided by or on behalf of the undersigned registrant; and

d.	Any other communication that is an offer in the offering made by the undersigned registrant to the purchaser.”

Exhibit Index

37.
We note that you filed counsel’s entire legal opinion on EDGAR as Exhibit 23.2 and labeled that exhibit as “Consent of Stoecklein Law Group.” In subsequent amendments, you do not need to file the entire legal opinion twice to comply with Item 601(b)(23) of Regulation S-K, regarding counsel’s consent. Instead, in your Exhibit Index, you may include a parenthetical phrase after the description of Exhibit 23.2 stating that the consent of the Stoecklein Law Group is contained in the last paragraph of Exhibit 5. Alternatively, each time you file an amended legal opinion under Exhibit 5, you must also file that same amended legal opinion as Exhibit 23.2.

Response:  We have obtained a consent that will be filed as an exhibit separate from the legal opinion.

Exhibit 5

38.
In the first sentence of the penultimate paragraph of his opinion, counsel states that the opinion letter has been prepared for “your” use in connection with the registration statement. Please note that counsel may limit reliance of his opinion to purpose, but he may not limit reliance of his opinion to person. Therefore, please have counsel revise his opinion to remove the term “your” in that sentence.

Response:  Stoecklein Law Group has revised the legal opinion being sure not to restrict the reliance to a person.

Sincerely,

/S/ Donald J. Stoecklein
Donald J. Stoecklein

Cc: Subprime Advantage Inc.